Investments (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity	R$ 30,680,671	R$ 28,080,745	R$ 29,857,376	R$ 27,333,533
Profit for the year	823,295	747,212
Investments	139,412		130,520
Equity in the earnings of subsidiaries	9,009
Other investments	6,099		6,099
Overall total	170,529		161,863
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity	65,511		61,275
Contribution
Profit for the year	4,236	4,630
Investments	23,584		R$ 22,059
Equity in the earnings of subsidiaries	R$ 1,525
Interest percentage	36.00%		36.00%
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 35,582		R$ 34,088
Contribution
Profit for the year	1,494	389
Investments	10,673		R$ 10,225
Equity in the earnings of subsidiaries	R$ 448
Interest percentage	30.00%		30.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 13,384		R$ 12,784
Contribution
Profit for the year	600	402
Investments	4,015		R$ 3,835
Equity in the earnings of subsidiaries	R$ 180
Interest percentage	30.00%		30.00%
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 47,823		R$ 43,263
Contribution
Profit for the year	4,560	4,016
Investments	21,521		R$ 19,469
Equity in the earnings of subsidiaries	R$ 2,052
Interest percentage	45.00%		45.00%
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 112,297		R$ 102,442
Contribution
Profit for the year	9,855	8,610
Investments	55,025		R$ 50,196
Equity in the earnings of subsidiaries	R$ 4,829
Interest percentage	49.00%		49.00%
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 42,917		R$ 42,307
Contribution	590
Profit for the year	20	(28)
Cantareira S P Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	10,711		10,650
Contribution
Profit for the year	61	(258)
Investments	5,242		R$ 5,212
Equity in the earnings of subsidiaries	R$ 30
Interest percentage	49.00%		49.00%
F O X X U R E B A Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 62,430		R$ 63,309
Contribution
Profit for the year	(295)	(6,549)
Investments	12,486		R$ 12,663
Equity in the earnings of subsidiaries	R$ (60)
Interest percentage	20.00%		20.00%
Other investments	R$ 25,018		R$ 25,244
Infranext Solucoesem Pavimentacao [Member]
IfrsStatementLineItems [Line Items]
Equity	4,699		4,699
Contribution
Profit for the year		(340)
Investments
Equity in the earnings of subsidiaries
Interest percentage	45.00%		45.00%
Sabesp Olimpia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ (3,121)		R$ (3,066)
Contribution
Profit for the year	(55)
Paulista Geradora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Investments	6,866		R$ 6,861
Equity in the earnings of subsidiaries	R$ 5
Interest percentage	25.00%		25.00%